Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VOYA FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Apr. 18, 2023
Document Creation Date	dei_DocumentCreationDate	Apr. 17, 2023